UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2013

MFS® DIVERSIFIED INCOME FUND

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 32.2%
Aerospace - 0.1%
Embraer Empresa Brasileria de Aeronaves, 5.15%, 2022	$2,211,000	$2,349,187

Agency - Other - 0.2%
Financing Corp., 9.4%, 2018	$965,000	$1,314,261
Financing Corp., 10.35%, 2018	715,000	1,030,339
Financing Corp., STRIPS, 0%, 2017	860,000	811,823

		$3,156,423
Asset-Backed & Securitized - 0.2%
Citigroup Commercial Mortgage Trust, FRN, 5.696%, 2049	$198,555	$31,883
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	100,000	112,232
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	199,556	222,962
CWCapital Cobalt Ltd., “A4”, FRN, 5.791%, 2046	1,000,000	1,151,053
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	106,608	107,141
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.929%, 2051	105,201	109,839
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.814%, 2049	1,124,877	1,281,912

		$3,017,022
Automotive - 0.1%
Automotores Gildemeister S.A., 8.25%, 2021 (n)	$1,225,000	$1,188,250
Automotores Gildemeister S.A., 6.75%, 2023 (n)	1,001,000	915,915

		$2,104,165
Broadcasting - 0.1%
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	$1,499,000	$1,581,445

Building - 0.4%
CEMEX Espana S.A., 9.25%, 2020	$1,545,000	$1,657,012
CEMEX Finance LLC, 9.5%, 2016 (n)	435,000	461,100
CEMEX S.A.B. de C.V., 9%, 2018 (n)	1,064,000	1,138,480
CEMEX S.A.B. de C.V., FRN, 5.284%, 2015 (n)	1,155,000	1,183,875
Odebrecht Finance Ltd., 7.125%, 2042 (n)	1,706,000	1,825,420

		$6,265,887
Business Services - 0.1%
Tencent Holdings Ltd., 3.375%, 2018 (n)	$1,326,000	$1,357,514

Chemicals - 0.2%
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	$1,594,000	$1,785,239
Uralkali OJSC, 3.723%, 2018 (n)	2,651,000	2,571,470

		$4,356,709
Conglomerates - 0.1%
Metalloinvest Finance Ltd., 5.625%, 2020 (n)	$1,764,000	$1,750,717

Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.375%, 2017 (n)	$1,409,000	$1,197,650
Kaisa Group Holdings Ltd., 8.875%, 2018 (n)	815,000	835,375

		$2,033,025
Consumer Products - 0.0%
Falabella S.A., 3.75%, 2023 (n)	$366,000	$350,445

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - 5.4%
Abu Dhabi National Energy Co. PJSC (TAQA), 5.875%, 2021 (n)	$955,000	$1,099,444
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)	1,705,000	1,751,887
Banco do Brasil S.A., 3.875%, 2017	1,472,000	1,530,880
Banco do Brasil S.A., 5.875%, 2023 (n)	528,000	551,760
Banco do Brasil S.A., FRN, 6.25%, 2049 (n)	3,705,000	3,584,587
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	2,497,000	2,734,215
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	1,236,000	1,251,450
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	2,097,000	2,107,485
Biz Finance PLC, 8.375%, 2015	1,153,000	1,150,117
Brazil Minas SPE, 5.333%, 2028 (z)	536,000	556,368
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	1,123,000	1,145,470
CNOOC Finance (2013) Ltd., 3%, 2023	2,512,000	2,385,058
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	540,000	580,433
CNPC General Capital Ltd., 3.4%, 2023 (n)	666,000	650,131
Comision Federal de Electricidad, 5.75%, 2042 (n)	1,575,000	1,622,250
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	2,106,000	2,257,632
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	349,000	357,859
Corporacion Nacional del Cobre de Chile, 4.25%, 2042 (n)	1,234,000	1,088,659
Development Bank of Kazakhstan, 4.125%, 2022	4,494,000	4,286,152
Dolphin Energy Ltd., 5.5%, 2021 (n)	2,363,000	2,670,190
Ecopetrol S.A., 7.625%, 2019	1,852,000	2,260,366
Gaz Capital S.A., 3.85%, 2020 (n)	996,000	975,811
Gaz Capital S.A., 5.999%, 2021 (n)	2,212,000	2,443,707
Gaz Capital S.A., 4.95%, 2028 (n)	3,446,000	3,299,545
Gazprom Neft, 4.375%, 2022 (n)	1,107,000	1,062,720
Instituto Costarricense, 6.375%, 2043 (z)	1,007,000	946,580
JSC Georgian Railway, 7.75%, 2022 (n)	1,203,000	1,395,480
Kazagro National Management Holdings, 4.625%, 2023 (z)	3,401,000	3,238,652
Kazakhstan Temir Zholy Co., 6.95%, 2042 (n)	2,711,000	3,056,653
KazMunayGas National Co., 4.4%, 2023 (n)	5,329,000	5,155,808
Magyar Export-Import Bank, 5.5%, 2018 (n)	2,580,000	2,646,672
Naftogaz Ukraine, 9.5%, 2014	753,000	777,247
Pemex Project Funding Master Trust, 6.625%, 2035	1,446,000	1,655,670
Pertamina PT, 4.875%, 2022 (n)	2,381,000	2,392,905
Pertamina PT, 4.3%, 2023 (z)	2,705,000	2,603,563
Pertamina PT, 5.625%, 2043 (z)	696,000	628,140
Petrobras Global Finance Co., 4.375%, 2023	3,650,000	3,517,063
Petrobras International Finance Co., 5.375%, 2021	2,500,000	2,643,335
Petroleos Mexicanos, 5.5%, 2021	2,395,000	2,658,450
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	839,250	893,801
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	642,000	686,138
Rosneft, 3.149%, 2017 (n)	472,000	473,123
Rosneft, 4.199%, 2022 (n)	1,997,000	1,907,135
Sberbank of Russia, 6.125%, 2022 (n)	3,590,000	3,957,975
Sinopec Capital (2013) Ltd., 3.125%, 2023 (n)	3,060,000	2,876,525
Sinopec Capital (2013) Ltd., 4.25%, 2043 (n)	2,765,000	2,486,802
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)	1,445,000	1,476,784
State Grid Overseas, 3.125%, 2023 (z)	1,852,000	1,789,436
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 2019 (n)	2,725,000	3,042,735
Vnesheconombank, 6.025%, 2022 (n)	294,000	318,990

		$96,629,838
Emerging Market Sovereign - 3.7%
Dominican Republic, 7.5%, 2021 (n)	$1,270,000	$1,438,275
Dominican Republic, 5.875%, 2024 (n)	1,706,000	1,740,120

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Dominican Republic, 8.625%, 2027	$833,000	$1,028,755
Government of Ukraine, 9.25%, 2017 (n)	375,000	403,125
Republic of Argentina, 7%, 2015	2,952,000	2,546,599
Republic of Colombia, 6.125%, 2041	562,000	672,995
Republic of Croatia, 5.5%, 2023 (n)	1,586,000	1,618,116
Republic of Guatemala, 5.75%, 2022 (n)	1,764,000	1,905,120
Republic of Guatemala, 4.875%, 2028 (n)	2,255,000	2,198,625
Republic of Hungary, 5.375%, 2023	1,100,000	1,095,875
Republic of Indonesia, 6.875%, 2018	1,100,000	1,298,000
Republic of Indonesia, 4.875%, 2021 (n)	2,623,000	2,819,725
Republic of Indonesia, 3.375%, 2023 (n)	882,000	833,490
Republic of Latvia, 5.25%, 2017 (n)	1,133,000	1,237,803
Republic of Lithuania, 6.625%, 2022 (n)	1,794,000	2,166,255
Republic of Paraguay, 4.625%, 2023 (n)	2,559,000	2,533,410
Republic of Peru, 7.35%, 2025	787,000	1,063,631
Republic of Philippines, 5.5%, 2026	1,293,000	1,538,670
Republic of Philippines, 6.375%, 2034	1,396,000	1,781,645
Republic of Romania, 6.75%, 2022 (n)	2,104,000	2,481,037
Republic of Romania, 4.375%, 2023 (n)	796,000	787,507
Republic of Serbia, 4.875%, 2020 (n)	587,000	577,608
Republic of Serbia, 7.25%, 2021 (n)	281,000	311,629
Republic of Slovakia, 4.375%, 2022 (n)	4,190,000	4,473,663
Republic of Turkey, 5.625%, 2021	1,594,000	1,857,010
Republic of Turkey, 6.25%, 2022	2,021,000	2,465,620
Republic of Turkey, 3.25%, 2023	2,211,000	2,150,198
Republic of Turkey, 7.375%, 2025	1,983,000	2,607,645
Republic of Turkey, 4.875%, 2043	2,527,000	2,501,730
Republic of Uruguay, 7.625%, 2036	974,000	1,324,640
Republic of Venezuela, 7.75%, 2019	2,212,000	1,979,740
Republic of Venezuela, 9.25%, 2027	1,659,000	1,509,690
Republic of Venezuela, 7%, 2038	2,450,000	1,831,375
Republic of Vietnam, 6.875%, 2016	497,000	536,760
Russian Federation, 4.5%, 2022 (n)	1,800,000	1,937,700
Russian Federation, 7.5%, 2030	1,215,095	1,476,340
Russian Federation, 5.625%, 2042 (n)	1,200,000	1,314,000
United Mexican States, 5.125%, 2020	1,672,000	1,906,080
United Mexican States, 3.625%, 2022	3,416,000	3,535,560

		$67,485,766
Energy - Integrated - 0.2%
Lukoil International Finance B.V., 3.416%, 2018 (n)	$823,000	$823,000
Lukoil International Finance B.V., 4.563%, 2023 (n)	1,278,000	1,236,465
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	1,503,000	1,683,360
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)	705,000	710,288

		$4,453,113
Financial Institutions - 0.2%
TMK Capital S.A., 6.75%, 2020 (n)	$4,065,000	$3,948,131

Food & Beverages - 0.5%
Ajecorp B.V., 6.5%, 2022 (n)	$1,956,000	$2,112,480
BRF S.A., 3.95%, 2023 (z)	231,000	221,760
Corporacion Lindley S.A., 6.75%, 2021 (n)	630,000	718,200
Cosan Luxembourg S.A., 5%, 2023 (n)	2,579,000	2,566,105
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	1,185,000	1,251,810

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Marfrig Holding Europe B.V., 9.875%, 2017 (n)	$1,985,000	$1,865,900
MHP S.A., 8.25%, 2020 (n)	890,000	878,122

		$9,614,377
Forest & Paper Products - 0.1%
Fibria Overseas Finance Ltd., 7.5%, 2020	$698,000	$764,310
Inversiones CMPC S.A., 4.75%, 2018 (n)	525,000	552,626

		$1,316,936
Furniture & Appliances - 0.1%
Arcelik A.S., 5%, 2023 (n)	$1,698,000	$1,706,490

International Market Quasi-Sovereign - 0.0%
Israel Electric Corp. Ltd., 6.7%, 2017 (n)	$402,000	$442,200

International Market Sovereign - 0.2%
Republic of Iceland, 4.875%, 2016 (n)	$1,933,000	$2,053,813
Republic of Iceland, 5.875%, 2022 (n)	1,865,000	2,102,788

		$4,156,601
Internet - 0.0%
Baidu, Inc., 3.5%, 2022	$383,000	$363,360

Local Authorities - 0.0%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$115,000	$142,440
Port Authority NY & NJ (168th Series), 4.926%, 2051	395,000	430,562
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	15,000	18,335
State of California (Build America Bonds), 7.625%, 2040	65,000	93,274
University of California Rev. (Build America Bonds), 5.77%, 2043	60,000	72,023

		$756,634
Machinery & Tools - 0.1%
Ferreycorp S.A.A., 4.875%, 2020 (n)	$1,031,000	$1,022,237

Major Banks - 0.1%
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	$1,801,000	$1,858,054

Medical & Health Technology & Services - 0.0%
Catholic Health Initiatives, 2.95%, 2022	$569,000	$559,740

Metals & Mining - 0.3%
Vale Overseas Ltd., 5.625%, 2019	$1,134,000	$1,275,765
Vale Overseas Ltd., 4.375%, 2022	2,046,000	2,032,169
Vale Overseas Ltd., 6.875%, 2039	1,468,000	1,581,054

		$4,888,988
Mortgage-Backed - 8.6%
Fannie Mae, 2.97%, 2018	$258,602	$274,446
Fannie Mae, 4.374%, 2013	25,363	25,435
Fannie Mae, 5.187%, 2013	19,997	19,977
Fannie Mae, 4.607%, 2014	110,296	111,453
Fannie Mae, 4.629%, 2014	49,202	50,138
Fannie Mae, 4.854%, 2014	109,113	109,814
Fannie Mae, 4.935%, 2014	151,858	152,858
Fannie Mae, 5.1%, 2014 - 2019	327,341	351,158

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.56%, 2015	$69,222	$73,160
Fannie Mae, 4.6%, 2015 - 2019	154,084	173,314
Fannie Mae, 4.606%, 2015	227,064	232,965
Fannie Mae, 4.7%, 2015	80,357	85,623
Fannie Mae, 4.78%, 2015	77,549	82,329
Fannie Mae, 4.79%, 2015	117,989	125,355
Fannie Mae, 4.81%, 2015	174,898	185,729
Fannie Mae, 4.815%, 2015	105,333	111,310
Fannie Mae, 4.85%, 2015	168,837	176,894
Fannie Mae, 4.856%, 2015	61,141	64,848
Fannie Mae, 4.86%, 2015	147,507	154,068
Fannie Mae, 4.907%, 2015	191,628	202,138
Fannie Mae, 5.034%, 2015	122,008	130,539
Fannie Mae, 5.275%, 2015	120,704	128,524
Fannie Mae, 5.464%, 2015	451,181	488,806
Fannie Mae, 5.5%, 2015 - 2040	9,872,106	10,732,726
Fannie Mae, 5.09%, 2016	62,463	68,042
Fannie Mae, 5.136%, 2016	250,775	272,632
Fannie Mae, 5.273%, 2016	307,328	336,160
Fannie Mae, 5.35%, 2016	97,413	107,107
Fannie Mae, 5.395%, 2016	103,296	113,600
Fannie Mae, 5.424%, 2016	117,047	129,671
Fannie Mae, 5.45%, 2016	110,000	123,813
Fannie Mae, 5.725%, 2016	224,407	250,540
Fannie Mae, 5.845%, 2016	31,064	33,129
Fannie Mae, 5.93%, 2016	108,641	119,394
Fannie Mae, 1.114%, 2017	1,200,000	1,203,421
Fannie Mae, 1.9%, 2017	196,465	200,345
Fannie Mae, 2.71%, 2017	56,357	59,469
Fannie Mae, 3.308%, 2017	481,387	518,255
Fannie Mae, 5.05%, 2017 - 2019	119,279	131,378
Fannie Mae, 5.478%, 2017	195,461	223,607
Fannie Mae, 5.508%, 2017	62,108	68,762
Fannie Mae, 6%, 2017 - 2038	1,496,314	1,644,213
Fannie Mae, 6.5%, 2017 - 2037	445,060	501,368
Fannie Mae, 2.578%, 2018	1,415,000	1,473,219
Fannie Mae, 3.8%, 2018	89,155	96,678
Fannie Mae, 3.849%, 2018	293,175	323,143
Fannie Mae, 3.91%, 2018	116,449	127,690
Fannie Mae, 3.99%, 2018	150,000	165,712
Fannie Mae, 4%, 2018 - 2041	4,547,347	4,815,034
Fannie Mae, 4.19%, 2018	107,082	118,875
Fannie Mae, 5.16%, 2018	211,815	231,763
Fannie Mae, 5.34%, 2018	371,390	427,629
Fannie Mae, 4.45%, 2019	89,815	101,531
Fannie Mae, 4.5%, 2019 - 2041	1,539,319	1,662,341
Fannie Mae, 4.67%, 2019	28,000	31,915
Fannie Mae, 4.83%, 2019	71,382	80,978
Fannie Mae, 4.877%, 2019	112,100	127,205
Fannie Mae, 5%, 2019 - 2041	6,546,708	7,115,192
Fannie Mae, 5.08%, 2019	23,676	26,442
Fannie Mae, 5.51%, 2019	114,250	128,525
Fannie Mae, 3.87%, 2020	70,066	77,125
Fannie Mae, 4.14%, 2020	42,388	47,321
Fannie Mae, 5.19%, 2020	107,150	120,142

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.5%, 2025	$78,899	$84,156
Fannie Mae, 3%, 2027	1,424,827	1,484,687
Fannie Mae, 3.5%, 2042	439,085	457,005
Fannie Mae, TBA, 2.5%, 2028	5,873,000	5,979,678
Fannie Mae, TBA, 3%, 2028 - 2043	5,126,000	5,156,333
Fannie Mae, TBA, 3.5%, 2043	15,290,000	15,799,666
Fannie Mae, TBA, 4.5%, 2043	11,629,000	12,421,578
Freddie Mac, 1.655%, 2016	1,277,929	1,304,036
Freddie Mac, 1.426%, 2017	1,656,000	1,673,515
Freddie Mac, 3.882%, 2017	555,000	611,111
Freddie Mac, 6%, 2017 - 2038	811,917	896,524
Freddie Mac, 2.303%, 2018	1,515,000	1,564,798
Freddie Mac, 2.323%, 2018	1,765,000	1,823,580
Freddie Mac, 2.412%, 2018	2,578,000	2,674,876
Freddie Mac, 2.699%, 2018	1,300,000	1,368,214
Freddie Mac, 3.154%, 2018	514,000	551,443
Freddie Mac, 5%, 2018 - 2040	1,058,078	1,133,864
Freddie Mac, 1.883%, 2019	1,000,000	1,005,551
Freddie Mac, 2.086%, 2019	1,175,000	1,196,051
Freddie Mac, 2.13%, 2019	1,750,000	1,787,716
Freddie Mac, 4.186%, 2019	1,346,000	1,512,020
Freddie Mac, 5.085%, 2019	1,410,000	1,645,354
Freddie Mac, 2.757%, 2020	270,755	284,537
Freddie Mac, 3.32%, 2020	247,372	264,741
Freddie Mac, 4.224%, 2020	99,963	111,814
Freddie Mac, 4.251%, 2020	230,000	257,594
Freddie Mac, 4.5%, 2024 - 2041	2,921,596	3,100,276
Freddie Mac, 5.5%, 2024 - 2041	3,830,486	4,144,478
Freddie Mac, 4%, 2025	204,076	215,386
Freddie Mac, 6.5%, 2037 - 2038	114,373	127,044
Freddie Mac, 3.5%, 2041 - 2042	834,683	868,546
Freddie Mac, TBA, 2.5%, 2028	9,330,000	9,494,079
Freddie Mac, TBA, 3%, 2028	742,000	768,637
Freddie Mac, TBA, 3.5%, 2043	13,014,000	13,420,519
Ginnie Mae, 4.5%, 2033 - 2042	2,508,828	2,726,881
Ginnie Mae, 5.5%, 2033 - 2042	796,276	870,172
Ginnie Mae, 4%, 2039 - 2041	830,642	889,292
Ginnie Mae, 3.5%, 2041 - 2042	746,448	787,903
Ginnie Mae, 5.612%, 2058	209,635	221,809
Ginnie Mae, 6.357%, 2058	160,611	171,614
Ginnie Mae, TBA, 3%, 2043	1,987,000	2,017,348
Ginnie Mae, TBA, 3.5%, 2043	14,069,000	14,718,592

		$155,239,991
Network & Telecom - 0.1%
Telefonica Celular del Paraguay S.A., 6.75%, 2022 (n)	$1,333,000	$1,451,637

Oil Services - 0.2%
Afren PLC, 11.5%, 2016 (n)	$200,000	$235,020
Qgog Constellation S.A., 6.25%, 2019 (n)	2,447,000	2,532,645

		$2,767,665
Other Banks & Diversified Financials - 1.1%
Alfa Bank, 7.5%, 2019 (n)	$1,274,000	$1,364,925
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)	1,874,000	2,007,054

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Banco de Credito e Inversiones, 4%, 2023 (n)	$651,000	$634,121
Banco GNB Sudameris S.A., 3.875%, 2018 (n)	1,797,000	1,731,409
Banco Santander S.A., 4.125%, 2022 (n)	1,607,000	1,586,912
Bancolombia S.A., 5.95%, 2021	1,374,000	1,504,530
Bancolombia S.A., 5.125%, 2022	407,000	402,930
BBVA Banco Continental S.A., 5%, 2022 (n)	1,265,000	1,291,565
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)	1,770,000	1,955,850
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	1,788,000	2,009,265
BBVA Continental, 5.75%, 2017 (n)	500,000	541,750
CorpBanca, 3.125%, 2018	629,000	623,092
Grupo Aval Ltd., 4.75%, 2022 (n)	2,092,000	2,050,160
Industrial Senior Trust, 5.5%, 2022 (n)	2,082,000	2,087,205
PKO Finance AB, 4.63%, 2022 (n)	590,000	612,715

		$20,403,483
Railroad & Shipping - 0.2%
Brunswick Rail Finance Ltd., 6.5%, 2017 (n)	$2,852,000	$2,969,645

Retailers - 0.1%
Cencosud S.A., 4.875%, 2023 (n)	$1,999,000	$1,999,580

Specialty Chemicals - 0.2%
Mexichem S.A.B. de C.V., 4.875%, 2022 (n)	$701,000	$727,288
SIBUR Securities Ltd., 3.914%, 2018 (n)	2,690,000	2,579,038

		$3,306,326
Supermarkets - 0.0%
SMU S.A., 7.75%, 2020 (n)	$716,000	$744,640

Supranational - 0.1%
Eurasian Development Bank, 4.767%, 2022 (n)	$1,352,000	$1,365,520

Telecommunications - Wireless - 0.5%
America Movil S.A.B. de C.V., 5%, 2020	$877,000	$965,088
Bharti Airtel International Co., 5.125%, 2023 (n)	730,000	722,700
Digicel Group Ltd., 10.5%, 2018 (n)	385,000	418,071
Digicel Group Ltd., 8.25%, 2020 (n)	396,000	421,740
Digicel Group Ltd., 6%, 2021 (n)	3,389,000	3,372,055
Millicom International Cellular S.A., 4.75%, 2020 (z)	600,000	592,500
MTS International Funding Ltd., 5%, 2023 (z)	748,000	739,770
VimpelCom Ltd., 5.95%, 2023 (n)	1,709,000	1,670,975

		$8,902,899
Transportation - 0.2%
Far Eastern Shipping Co., 8%, 2018 (n)	$2,253,000	$2,281,162
Far Eastern Shipping Co., 8.75%, 2020 (n)	1,700,000	1,742,500

		$4,023,662
Transportation - Services - 0.0%
Navios South American Logistics, Inc., 9.25%, 2019	$149,000	$162,038

U.S. Government Agencies and Equivalents - 0.7%
Aid-Egypt, 4.45%, 2015	$170,000	$185,188
Fannie Mae, 1.125%, 2017	5,500,000	5,555,974
Freddie Mac, 2.375%, 2022	4,680,000	4,758,629

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 6.34%, 2021	$104,302	$115,097
Small Business Administration, 6.07%, 2022	95,802	105,731
Small Business Administration, 5.16%, 2028	195,192	219,512
Small Business Administration, 2.21%, 2033	428,000	427,457
Small Business Administration, 2.22%, 2033	791,000	789,907

		$12,157,495
U.S. Treasury Obligations - 7.4%
U.S. Treasury Bonds, 9.25%, 2016	$47,000	$58,067
U.S. Treasury Bonds, 6.375%, 2027	106,000	153,203
U.S. Treasury Bonds, 5.25%, 2029	86,000	113,144
U.S. Treasury Bonds, 4.5%, 2036	70,000	86,286
U.S. Treasury Bonds, 4.375%, 2038	638,000	772,977
U.S. Treasury Bonds, 4.5%, 2039	11,026,000	13,644,675
U.S. Treasury Bonds, 3.125%, 2043	776,700	751,943
U.S. Treasury Notes, 3.125%, 2013	305,000	308,026
U.S. Treasury Notes, 4%, 2014	18,000	18,488
U.S. Treasury Notes, 1.875%, 2014	40,392,000	40,914,268
U.S. Treasury Notes, 1.875%, 2014	417,000	423,516
U.S. Treasury Notes, 4%, 2015	1,397,000	1,485,022
U.S. Treasury Notes, 2.125%, 2015	14,254,000	14,765,134
U.S. Treasury Notes, 0.875%, 2016	30,586,000	30,786,705
U.S. Treasury Notes, 2.625%, 2018	6,555,000	7,058,916
U.S. Treasury Notes, 2.75%, 2019	1,590,000	1,724,156
U.S. Treasury Notes, 3.125%, 2019	454,000	502,486
U.S. Treasury Notes, 3.5%, 2020	1,584,000	1,792,890
U.S. Treasury Notes, 3.125%, 2021	7,235,000	7,968,108
U.S. Treasury Notes, 1.75%, 2022	10,651,000	10,437,980

		$133,765,990
Utilities - Electric Power - 0.1%
E-CL S.A., 5.625%, 2021	$2,177,000	$2,398,057
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)	200,000	217,200

		$2,615,257
Utilities - Gas - 0.2%
Transport de Gas Peru, 4.25%, 2028 (n)	$3,039,000	$2,879,453
Total Bonds		$582,280,285

Common Stocks - 43.0%
Aerospace - 0.4%
L-3 Communications Holdings, Inc.	26,930	$2,291,474
Lockheed Martin Corp.	45,320	4,796,216

		$7,087,690
Automotive - 0.5%
Delphi Automotive PLC	102,111	$4,984,038
General Motors Co. (a)	75,580	2,561,406
Johnson Controls, Inc.	41,274	1,541,997

		$9,087,441
Broadcasting - 0.1%
CBS Corp., “B”	50,207	$2,485,246
New Young Broadcasting Holding Co., Inc. (a)	19	73,150

		$2,558,396

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - 0.2%
BlackRock, Inc.	12,150	$3,392,280
Prospect Capital Corp.	70,340	730,833

		$4,123,113
Cable TV - 0.5%
Comcast Corp., “A”	53,617	$2,152,722
Time Warner Cable, Inc.	68,230	6,516,647

		$8,669,369
Chemicals - 0.6%
CF Industries Holdings, Inc.	20,115	$3,841,160
Huntsman Corp.	122,998	2,392,311
LyondellBasell Industries N.V., “A”	78,120	5,206,698

		$11,440,169
Computer Software - 0.2%
Microsoft Corp.	124,234	$4,333,282

Computer Software - Systems - 0.6%
Hewlett-Packard Co.	301,727	$7,368,173
Western Digital Corp.	55,820	3,534,522

		$10,902,695
Construction - 0.1%
Stanley Black & Decker, Inc.	26,567	$2,104,638

Consumer Products - 0.6%
Newell Rubbermaid, Inc.	88,446	$2,391,580
Nu Skin Enterprises, Inc., “A”	112,064	6,589,363
Procter & Gamble Co.	15,796	1,212,501

		$10,193,444
Containers - 0.1%
Packaging Corp. of America	50,330	$2,466,170

Electrical Equipment - 0.2%
General Electric Co.	123,398	$2,877,641

Electronics - 0.5%
Intel Corp.	148,691	$3,610,217
KLA-Tencor Corp.	77,165	4,343,618
Microchip Technology, Inc.	29,675	1,082,544

		$9,036,379
Energy - Independent - 1.0%
HollyFrontier Corp.	80,336	$3,976,632
Marathon Oil Corp.	84,940	2,921,087
Marathon Petroleum Corp.	74,181	6,119,933
Occidental Petroleum Corp.	36,526	3,362,949
Valero Energy Corp.	44,013	1,788,248

		$18,168,849
Energy - Integrated - 2.4%
Chevron Corp.	152,505	$18,719,989
Exxon Mobil Corp.	280,635	25,389,048

		$44,109,037

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Entertainment - 0.2%
Regal Entertainment Group, “A” (l)	179,969	$3,185,451

Food & Beverages - 0.3%
Coca-Cola Enterprises, Inc.	110,807	$4,117,588
General Mills, Inc.	41,837	1,969,686

		$6,087,274
Food & Drug Stores - 0.9%
CVS Caremark Corp.	150,062	$8,640,570
Kroger Co.	168,750	5,681,813
Safeway, Inc.	66,160	1,522,342
Walgreen Co.	25,760	1,230,298

		$17,075,023
Forest & Paper Products - 0.2%
International Paper Co.	66,762	$3,081,066

Furniture & Appliances - 0.3%
Whirlpool Corp.	40,612	$5,188,589

General Merchandise - 0.4%
Macy’s, Inc.	139,008	$6,719,647

Health Maintenance Organizations - 0.4%
Aetna, Inc.	127,059	$7,671,822

Insurance - 2.4%
Aflac, Inc.	34,629	$1,928,489
American International Group, Inc. (a)	85,154	3,785,947
Everest Re Group Ltd.	52,463	6,799,729
Hartford Financial Services Group, Inc.	132,608	4,061,783
MetLife, Inc.	178,154	7,876,188
Prudential Financial, Inc.	98,445	6,789,752
Travelers Cos., Inc.	76,751	6,425,594
Validus Holdings Ltd.	148,325	5,356,016

		$43,023,498
Internet - 0.3%
Google, Inc., “A” (a)	5,346	$4,653,212

Leisure & Toys - 0.4%
Activision Blizzard, Inc.	123,026	$1,775,265
Mattel, Inc.	114,993	5,145,937

		$6,921,202
Machinery & Tools - 0.5%
Eaton Corp. PLC	145,058	$9,582,531

Major Banks - 3.2%
Goldman Sachs Group, Inc.	71,322	$11,559,870
JPMorgan Chase & Co.	333,142	18,186,222
KeyCorp	424,562	4,576,778
PNC Financial Services Group, Inc.	120,224	8,612,847
Wells Fargo & Co.	349,250	14,162,088

		$57,097,805

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 0.2%
Medtronic, Inc.	30,728	$1,567,435
Thermo Fisher Scientific, Inc.	31,660	2,795,578

		$4,363,013
Metals & Mining - 0.2%
Cliffs Natural Resources, Inc.	173,273	$3,125,845

Natural Gas - Distribution - 0.1%
NiSource, Inc.	57,322	$1,646,861

Other Banks & Diversified Financials - 0.8%
Citigroup, Inc.	129,803	$6,748,458
Discover Financial Services	178,150	8,446,091

		$15,194,549
Pharmaceuticals - 2.3%
AbbVie, Inc.	58,869	$2,513,118
Bristol-Myers Squibb Co.	110,270	5,073,523
Eli Lilly & Co.	36,680	1,949,909
Johnson & Johnson	157,189	13,232,170
Merck & Co., Inc.	35,817	1,672,654
Pfizer, Inc.	597,690	16,275,099

		$40,716,473
Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	6,684	$35,091
Gannett Co. Inc.	53,850	1,157,775

		$1,192,866
Railroad & Shipping - 0.1%
Kansas City Southern Co.	16,080	$1,780,056

Real Estate - 18.2%
Alexandria Real Estate Equities, Inc., REIT	149,153	$10,216,980
Atrium European Real Estate Ltd.	451,359	2,669,275
AvalonBay Communities, Inc., REIT	116,905	15,508,617
Big Yellow Group PLC, REIT	461,400	2,899,547
Boston Properties, Inc., REIT	121,445	12,943,608
Corporate Office Properties Trust, REIT	281,580	7,498,475
DDR Corp., REIT	475,500	8,302,230
Digital Realty Trust, Inc., REIT	157,998	9,623,658
EastGroup Properties, Inc., REIT	196,070	11,523,034
Equity Lifestyle Properties, Inc., REIT	197,636	15,251,570
Equity Residential, REIT	138,000	7,803,900
Federal Realty Investment Trust, REIT	88,537	9,539,862
Home Properties, Inc., REIT	182,460	11,088,094
Host Hotels & Resorts, Inc., REIT	962,658	17,125,686
Medical Properties Trust, Inc., REIT	542,867	8,056,146
Mid-America Apartment Communities, Inc., REIT	217,137	14,758,802
National Health Investors, Inc., REIT	163,010	10,150,633
Plum Creek Timber Co. Inc., REIT	315,126	15,031,510
Public Storage, Inc., REIT	189,312	28,737,562
Retail Opportunity Investment Corp., REIT	569,240	7,992,130
Simon Property Group, Inc., REIT	238,451	39,687,784
Spirit Realty Capital, Inc., REIT	233,650	4,689,356

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Tanger Factory Outlet Centers, Inc., REIT			339,648	$11,711,063
Ventas, Inc., REIT			217,052	15,491,001
Vornado Realty Trust, REIT			234,543	18,751,713
Weyerhaeuser Co., REIT			424,236	12,650,717

				$329,702,953
Specialty Stores - 0.0%
CST Brands, Inc. (a)			4,889	$148,577

Telecommunications - Wireless - 0.4%
American Tower Corp., REIT			84,470	$6,575,145

Telephone Services - 1.0%
AT&T, Inc.			177,763	$6,219,927
CenturyLink, Inc.			136,210	4,651,571
Frontier Communications Corp. (l)			924,970	3,829,376
Verizon Communications, Inc.			65,790	3,189,499

				$17,890,373
Tobacco - 0.5%
Altria Group, Inc.			24,089	$869,613
Lorillard, Inc.			113,364	4,811,168
Philip Morris International, Inc.			28,479	2,589,026

				$8,269,807
Utilities - Electric Power - 1.6%
AES Corp.			130,038	$1,586,464
Alliant Energy Corp.			88,736	4,371,135
American Electric Power Co., Inc.			148,568	6,807,386
FirstEnergy Corp.			48,650	1,897,837
NRG Energy, Inc.			179,190	4,572,929
PG&E Corp.			94,281	4,234,160
PPL Corp.			155,247	4,610,836

				$28,080,747
Total Common Stocks				$776,132,698
	Strike Price	First Exercise
Warrants - 0.0%
Broadcasting - 0.0%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/2010	54	$207,900
Issuer/Expiration Date/Strike Price			Number of Contracts
Put Options Purchased - 0.0%
iShares Dow Jones U.S. Real Estate - June 2013 @ $55			$4,100	$12,300
iShares Dow Jones U.S. Real Estate - June 2013 @ $62			2,500	25,000
iShares Dow Jones U.S. Real Estate - September 2013 @ $60			2,200	149,600
Total Put Options Purchased				$186,900
Issuer			Shares/Par
Underlying Affiliated Funds - 22.0%
Mutual Funds - 22.0%
MFS High Yield Pooled Portfolio (v)			39,640,917	$396,409,172

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 7.8%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	141,483,491	$141,483,491

Collateral for Securities Loaned - 0.2%
Morgan Stanley Repurchase Agreement, 0.08%, dated 5/31/13, due 6/03/13, total to be received $4,278,117 (secured by U.S. Treasury and Federal Agency obligations valued at $4,363,666 in an individually traded account), at Value	$4,278,088	$4,278,088
Total Investments		$1,900,978,534

Other Assets, Less Liabilities - (5.2)%		(94,599,116)
Net Assets - 100.0%		$1,806,379,418

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $185,764,933, representing 10.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
BRF S.A., 3.95%, 2023	5/15/13	$227,536	$221,760
Brazil Minas SPE, 5.333%, 2028	3/22/13	584,816	556,368
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	103,563	107,141
Instituto Costarricense, 6.375%, 2043	5/08/13	990,484	946,580
Kazagro National Management Holdings, 4.625%, 2023	5/17/13-5/31/13	3,292,871	3,238,652
MTS International Funding Ltd., 5%, 2023	5/22/13	748,000	739,770
Millicom International Cellular S.A., 4.75%, 2020	5/17/13	595,610	592,500
Pertamina PT, 4.3%, 2023	5/13/13-5/14/13	2,723,327	2,603,563
Pertamina PT, 5.625%, 2043	5/13/13	696,000	628,140
State Grid Overseas, 3.125%, 2023	5/15/13-5/20/13	1,838,957	1,789,436
Total Restricted Securities			$11,423,910
% of Net assets			0.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 5/31/13

Swap Agreements at 5/31/13

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
6/20/23	USD	5,250,000	Citibank (a)	1% (fixed rate)	(1)	$(211,980)
6/20/23	USD	4,573,000	Citibank (b)	1% (fixed rate)	(2)	(215,661)
6/20/23	USD	6,148,000	Barclays Bank (c)	1% (fixed rate)	(3)	(459,126)
6/20/23	USD	4,716,000	Citibank (d)	1% (fixed rate)	(4)	(411,572)
6/20/23	USD	5,570,000	Merrill Lynch International (e)	1% (fixed rate)	(5)	(612,024)

						$(1,910,363)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Republic of Mexico, 5.95%, 3/19/19, a BBB rated bond. The fund entered into the contract to gain issuer exposure.

(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Republic of Philippines, 10.625%, 3/16/25, a BBB- rated bond. The fund entered into the contract to gain issuer exposure.

(3)	Fund, as protection seller, to pay notional amount upon a defined credit event by Federal Republic of Brazil, 12.25%, 3/6/30, a BBB rated bond. The fund entered into the contract to gain issuer exposure.

(4)	Fund, as protection seller, to pay notional amount upon a defined credit event by Russian Federation, 7.5%, 3/31/30, a BBB rated bond. The fund entered into the contract togain issuer exposure.

(5)	Fund, as protection seller, to pay notional amount upon a defined credit event by Republic of Indonesia, 6.875%, 3/9/17, a BB+ rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $159,641.

(b)	Net unamortized premiums received by the fund amounted to $217,601.

(c)	Net unamortized premiums received by the fund amounted to $399,962.

(d)	Net unamortized premiums received by the fund amounted to $448,010.

(e)	Net unamortized premiums received by the fund amounted to $491,615.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At May 31, 2013, the fund had cash collateral of $1,011,847 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

5/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as swap agreements. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$770,630,235	$293,350	$35,091	$770,958,676
United Kingdom	2,899,548	—	—	2,899,548
Austria	2,669,275	—	—	2,669,275
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	149,079,906	—	149,079,906
Non-U.S. Sovereign Debt	—	169,523,558	—	169,523,558
U.S. Corporate Bonds	—	1,316,373	—	1,316,373
Residential Mortgage-Backed Securities	—	155,239,992	—	155,239,992
Commercial Mortgage-Backed Securities	—	2,909,881	—	2,909,881
Asset-Backed Securities (including CDOs)	—	107,141	—	107,141
Foreign Bonds	—	104,103,433	—	104,103,433
Short Term Securities	—	4,278,088	—	4,278,088
Mutual Funds	537,892,663	—	—	537,892,663
Total Investments	$1,314,091,721	$586,851,722	$35,091	$1,900,978,534
Swap Agreements	$—	$(1,910,363)	$—	$(1,910,363)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $12,300 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 2/28/13	$35,091
Change in unrealized appreciation (depreciation)	—
Balance as of 5/31/13	$35,091

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2013 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,791,786,415
Gross unrealized appreciation	124,556,930
Gross unrealized depreciation	(15,364,811)
Net unrealized appreciation (depreciation)	$109,192,119

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	—	39,680,333	(39,416)	39,640,917
MFS Institutional Money Market Portfolio	154,459,260	122,228,485	(135,204,254)	141,483,491

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(571,357)	$—	$4,740,709	$396,409,172
MFS Institutional Money Market Portfolio	—	—	50,051	141,483,491

	$(568,553)	$—	$4,790,760	$537,892,663

QUARTERLY REPORT

May 31, 2013

MFS® GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 101.6%
Agency - Other - 4.6%
Financing Corp., 10.7%, 2017	$14,359,998	$20,118,350
Financing Corp., 9.4%, 2018	11,750,000	16,002,666
Financing Corp., 9.8%, 2018	14,975,000	20,839,959
Financing Corp., 10.35%, 2018	15,165,000	21,853,265
Financing Corp., STRIPS, 0%, 2017	18,780,000	17,727,944

		$96,542,184
Asset-Backed & Securitized - 1.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$4,260,000	$4,781,070
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	9,314,763	10,407,292
CWCapital Cobalt Ltd., “A4”, FRN, 5.791%, 2046	3,800,000	4,374,001
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.929%, 2051	5,341,614	5,577,120
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.814%, 2049	9,056,290	10,320,566

		$35,460,049
Local Authorities - 1.0%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$4,855,000	$6,013,452
Port Authority NY & NJ (168th Series), 4.926%, 2051	7,130,000	7,771,914
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	840,000	1,026,732
State of California (Build America Bonds), 7.625%, 2040	1,225,000	1,757,851
University of California Rev. (Build America Bonds), 5.77%, 2043	2,750,000	3,301,045

		$19,870,994
Medical & Health Technology & Services - 0.2%
Catholic Health Initiatives, 2.95%, 2022	$4,861,000	$4,781,892

Mortgage-Backed - 54.3%
Fannie Mae, 4.374%, 2013	$481,906	$483,273
Fannie Mae, 4.665%, 2013 - 2015	1,593,976	1,663,246
Fannie Mae, 5.187%, 2013	822,092	821,267
Fannie Mae, 4.6%, 2014	1,627,460	1,644,582
Fannie Mae, 4.61%, 2014	5,036,368	5,089,162
Fannie Mae, 4.628%, 2014	1,347,240	1,372,859
Fannie Mae, 4.77%, 2014	1,396,307	1,432,385
Fannie Mae, 4.82%, 2014 - 2015	4,736,853	4,962,376
Fannie Mae, 4.826%, 2014	7,258,703	7,450,874
Fannie Mae, 4.858%, 2014	4,555,518	4,570,107
Fannie Mae, 4.92%, 2014	285,622	291,051
Fannie Mae, 4.935%, 2014	705,295	709,943
Fannie Mae, 5.1%, 2014 - 2019	3,674,076	3,871,726
Fannie Mae, 4.56%, 2015	2,111,569	2,231,702
Fannie Mae, 4.606%, 2015	603,678	619,365
Fannie Mae, 4.62%, 2015	3,016,675	3,145,080
Fannie Mae, 4.7%, 2015	233,529	242,911
Fannie Mae, 4.74%, 2015	1,627,440	1,714,309
Fannie Mae, 4.78%, 2015	1,762,711	1,871,364
Fannie Mae, 4.79%, 2015	1,831,547	1,945,892
Fannie Mae, 4.81%, 2015	1,696,509	1,801,570
Fannie Mae, 4.815%, 2015	1,884,495	1,991,444
Fannie Mae, 4.85%, 2015	1,307,619	1,370,018
Fannie Mae, 4.87%, 2015	1,245,608	1,316,270
Fannie Mae, 4.89%, 2015	1,153,986	1,212,819

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.907%, 2015	$2,509,015	$2,646,626
Fannie Mae, 5.464%, 2015	4,944,908	5,357,284
Fannie Mae, 5.08%, 2016 - 2019	1,965,013	2,148,688
Fannie Mae, 5.09%, 2016	596,741	652,702
Fannie Mae, 5.136%, 2016	931,451	1,012,635
Fannie Mae, 5.27%, 2016	629,737	718,742
Fannie Mae, 5.273%, 2016	1,296,056	1,417,645
Fannie Mae, 5.35%, 2016	1,732,492	1,904,898
Fannie Mae, 5.424%, 2016	4,090,570	4,531,757
Fannie Mae, 5.45%, 2016	690,000	776,648
Fannie Mae, 5.725%, 2016	3,590,511	4,008,639
Fannie Mae, 6.5%, 2016 - 2037	8,454,271	9,479,254
Fannie Mae, 1.9%, 2017	815,330	831,431
Fannie Mae, 3.308%, 2017	4,813,874	5,182,548
Fannie Mae, 4.992%, 2017	4,227,642	4,452,359
Fannie Mae, 5.05%, 2017 - 2019	2,963,863	3,267,475
Fannie Mae, 5.06%, 2017	1,775,873	1,947,820
Fannie Mae, 5.3%, 2017	730,847	805,311
Fannie Mae, 5.38%, 2017	1,931,034	2,134,902
Fannie Mae, 5.5%, 2017 - 2038	87,025,949	94,756,877
Fannie Mae, 5.508%, 2017	1,348,628	1,493,117
Fannie Mae, 6%, 2017 - 2037	21,136,949	23,319,310
Fannie Mae, 2.578%, 2018	9,100,000	9,474,410
Fannie Mae, 3.8%, 2018	1,694,922	1,837,927
Fannie Mae, 3.91%, 2018	1,614,625	1,770,485
Fannie Mae, 3.99%, 2018	1,600,000	1,767,597
Fannie Mae, 4%, 2018 - 2041	28,576,689	30,297,094
Fannie Mae, 4.19%, 2018	890,731	988,825
Fannie Mae, 5.16%, 2018	789,817	864,201
Fannie Mae, 5.37%, 2018	1,880,000	2,166,869
Fannie Mae, 5.68%, 2018	1,096,023	1,227,694
Fannie Mae, 2.43%, 2019	1,297,087	1,353,294
Fannie Mae, 4.5%, 2019 - 2041	30,413,067	32,816,679
Fannie Mae, 4.67%, 2019	1,180,000	1,344,999
Fannie Mae, 4.83%, 2019	1,572,509	1,784,085
Fannie Mae, 4.84%, 2019	598,123	676,090
Fannie Mae, 4.877%, 2019	5,181,563	5,879,766
Fannie Mae, 4.94%, 2019	417,002	469,055
Fannie Mae, 5%, 2019 - 2041	58,355,158	63,253,526
Fannie Mae, 5.28%, 2019	568,215	639,611
Fannie Mae, 5.47%, 2019	379,104	422,083
Fannie Mae, 5.6%, 2019	1,268,788	1,408,994
Fannie Mae, 3.87%, 2020	1,831,306	2,015,805
Fannie Mae, 4.14%, 2020	1,422,948	1,588,540
Fannie Mae, 4.88%, 2020	830,432	917,289
Fannie Mae, 5.19%, 2020	1,934,464	2,169,025
Fannie Mae, 7.5%, 2024 - 2031	330,243	386,738
Fannie Mae, 4.5%, 2025	1,344,837	1,434,445
Fannie Mae, 3%, 2027	11,594,635	12,081,753
Fannie Mae, 3.5%, 2042	7,293,246	7,590,907
Fannie Mae, TBA, 2.5%, 2028	2,070,000	2,107,600
Fannie Mae, TBA, 3%, 2028 - 2043	36,898,000	37,108,130
Fannie Mae, TBA, 3.5%, 2043	85,593,000	88,458,232
Fannie Mae, TBA, 4.5%, 2043	47,988,000	51,264,000

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 1.655%, 2016	$8,873,478	$9,054,754
Freddie Mac, 5%, 2016 - 2040	17,624,994	18,869,767
Freddie Mac, 6.5%, 2016 - 2038	2,471,423	2,744,158
Freddie Mac, 3.882%, 2017	5,323,000	5,861,161
Freddie Mac, 6%, 2017 - 2038	18,992,115	20,828,736
Freddie Mac, 2.303%, 2018	2,438,882	2,519,048
Freddie Mac, 2.323%, 2018	4,783,000	4,941,748
Freddie Mac, 2.412%, 2018	7,000,000	7,263,046
Freddie Mac, 3.154%, 2018	5,293,000	5,678,579
Freddie Mac, 1.883%, 2019	1,100,000	1,106,106
Freddie Mac, 2.13%, 2019	10,400,000	10,624,141
Freddie Mac, 4.186%, 2019	2,800,000	3,145,360
Freddie Mac, 5.085%, 2019	6,865,000	8,010,892
Freddie Mac, 2.313%, 2020	6,978,000	7,117,525
Freddie Mac, 2.757%, 2020	7,146,323	7,510,077
Freddie Mac, 3.32%, 2020	7,284,149	7,795,613
Freddie Mac, 4.224%, 2020	4,281,146	4,788,693
Freddie Mac, 4.251%, 2020	3,106,000	3,478,636
Freddie Mac, 5.5%, 2021 - 2038	22,318,424	24,318,837
Freddie Mac, 4.5%, 2022 - 2041	17,042,264	18,104,096
Freddie Mac, 4%, 2025	5,024,379	5,302,808
Freddie Mac, 3.5%, 2041 - 2042	11,776,949	12,255,124
Freddie Mac, TBA, 2.5%, 2028	70,380,000	71,586,764
Freddie Mac, TBA, 3%, 2028	5,286,000	5,475,759
Freddie Mac, TBA, 3.5%, 2043	92,190,000	95,076,356
Ginnie Mae, 4.5%, 2033 - 2042	34,367,149	37,335,458
Ginnie Mae, 5.5%, 2033 - 2042	16,252,455	17,734,470
Ginnie Mae, 4%, 2039 - 2041	7,320,647	7,828,972
Ginnie Mae, 3.5%, 2041 - 2042	10,519,128	11,104,013
Ginnie Mae, 5.612%, 2058	7,824,311	8,278,677
Ginnie Mae, 6.357%, 2058	3,804,784	4,065,431
Ginnie Mae, TBA, 3%, 2043	14,187,000	14,403,684
Ginnie Mae, TBA, 3.5%, 2043	74,890,000	78,347,814

		$1,136,794,314
Municipals - 0.0%
Florida Hurricane Catastrophe Fund Finance Corp. Rev. “A”, 1.298%, 2016	$45,000	$45,024

U.S. Government Agencies and Equivalents - 2.4%
Aid-Egypt, 4.45%, 2015	$6,204,000	$6,758,290
Freddie Mac, 2.375%, 2022	11,320,000	11,510,187
Small Business Administration, 6.35%, 2021	703,092	779,039
Small Business Administration, 6.34%, 2021	677,962	748,128
Small Business Administration, 6.44%, 2021	782,021	864,806
Small Business Administration, 6.625%, 2021	817,853	908,194
Small Business Administration, 6.07%, 2022	695,252	767,303
Small Business Administration, 4.98%, 2023	916,374	1,008,563
Small Business Administration, 4.89%, 2023	2,754,709	3,020,057
Small Business Administration, 4.77%, 2024	2,123,712	2,295,502
Small Business Administration, 5.52%, 2024	1,655,205	1,850,866
Small Business Administration, 4.99%, 2024	2,036,197	2,240,393
Small Business Administration, 4.86%, 2024	1,361,620	1,503,285
Small Business Administration, 4.86%, 2025	2,506,239	2,765,231
Small Business Administration, 5.11%, 2025	1,996,008	2,217,943

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 2.21%, 2033	$3,406,000	$3,401,676
Small Business Administration, 2.22%, 2033	6,032,000	6,023,663
U.S. Department of Housing & Urban Development, 6.36%, 2016	486,000	487,676
U.S. Department of Housing & Urban Development, 6.59%, 2016	201,000	201,555

		$49,352,357
U.S. Treasury Obligations - 37.4%
U.S. Treasury Bonds, 7.5%, 2016	$3,421,000	$4,219,591
U.S. Treasury Bonds, 6.25%, 2023	1,445,000	1,994,551
U.S. Treasury Bonds, 6%, 2026	5,933,000	8,217,205
U.S. Treasury Bonds, 6.75%, 2026	6,811,000	10,056,864
U.S. Treasury Bonds, 6.375%, 2027	2,309,000	3,337,225
U.S. Treasury Bonds, 5.25%, 2029	2,438,000	3,207,494
U.S. Treasury Bonds, 4.5%, 2036	2,662,000	3,281,330
U.S. Treasury Bonds, 5%, 2037	4,133,000	5,456,850
U.S. Treasury Bonds, 4.375%, 2038	3,297,000	3,994,520
U.S. Treasury Bonds, 4.5%, 2039	64,440,300	79,744,871
U.S. Treasury Bonds, 3.125%, 2043	5,266,000	5,098,146
U.S. Treasury Notes, 3.375%, 2013	2,594,000	2,607,779
U.S. Treasury Notes, 4%, 2014	2,232,000	2,292,507
U.S. Treasury Notes, 1.875%, 2014	167,789,000	169,958,512
U.S. Treasury Notes, 1.875%, 2014	16,258,000	16,512,031
U.S. Treasury Notes, 2.625%, 2014	16,750,000	17,190,994
U.S. Treasury Notes, 4%, 2015	13,740,000	14,605,730
U.S. Treasury Notes, 2.125%, 2015	161,986,000	167,794,656
U.S. Treasury Notes, 2.625%, 2016	4,787,000	5,078,710
U.S. Treasury Notes, 0.875%, 2016	104,653,000	105,339,733
U.S. Treasury Notes, 4.75%, 2017	11,447,000	13,299,983
U.S. Treasury Notes, 2.625%, 2018	31,113,000	33,504,812
U.S. Treasury Notes, 2.75%, 2019	1,746,600	1,893,969
U.S. Treasury Notes, 3.125%, 2019	12,026,000	13,310,341
U.S. Treasury Notes, 3.5%, 2020	6,007,000	6,799,173
U.S. Treasury Notes, 2.625%, 2020	1,329,000	1,422,757
U.S. Treasury Notes, 3.125%, 2021	30,808,000	33,929,713
U.S. Treasury Notes, 1.75%, 2022	49,323,000	48,336,540

		$782,486,587
Total Bonds		$2,125,333,401

Money Market Funds - 20.5%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	430,234,035	$430,234,035
Total Investments		$2,555,567,436

Other Assets, Less Liabilities - (22.1)%		(462,960,275)
Net Assets - 100.0%		$2,092,607,161

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$928,381,128	$—	$928,381,128
Municipal Bonds	—	45,024	—	45,024
U.S. Corporate Bonds	—	24,652,886	—	24,652,886
Residential Mortgage-Backed Securities	—	1,136,794,314	—	1,136,794,314
Commercial Mortgage-Backed Securities	—	35,460,049	—	35,460,049
Mutual Funds	430,234,035	—	—	430,234,035
Total Investments	$430,234,035	$2,125,333,401	$—	$2,555,567,436

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,493,493,046
Gross unrealized appreciation	75,155,515
Gross unrealized depreciation	(13,081,125)
Net unrealized appreciation (depreciation)	$62,074,390

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	473,727,945	127,167,548	(170,661,458)	430,234,035

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$134,345	$430,234,035

6

QUARTERLY REPORT

May 31, 2013

MFS® GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 95.7%
Real Estate - 94.8%
Advance Residence Investment Corp., REIT	1,394	$2,888,008
Alexandria Real Estate Equities, Inc., REIT	65,108	4,459,898
alstria office AG, REIT	198,900	2,401,006
Ascendas India Trust, IEU	9,051,000	5,429,068
Asesor de Activos Prisma S.A.P.I. de C.V., REIT	1,060,400	1,805,748
Atrium European Real Estate Ltd.	937,240	5,542,707
AvalonBay Communities, Inc., REIT	50,930	6,756,374
Big Yellow Group PLC, REIT	902,510	5,671,584
Boston Properties, Inc., REIT	49,483	5,273,898
BR Malls Participacoes S.A.	226,171	2,323,169
British Land Co. PLC, REIT	499,935	4,571,951
CFS Retail Property Trust Group, REIT	2,736,973	5,240,359
Corio N.V., REIT	193,936	8,620,376
Corporate Office Properties Trust, REIT	110,220	2,935,159
DDR Corp., REIT	212,460	3,709,552
Derwent London PLC, REIT	67,781	2,453,282
Digital Realty Trust, Inc., REIT	66,771	4,067,022
EastGroup Properties, Inc., REIT	105,680	6,210,814
Equity Lifestyle Properties, Inc., REIT	89,056	6,872,452
Equity Residential, REIT	61,480	3,476,694
Federal Realty Investment Trust, REIT	38,805	4,181,239
Global Logistic Properties Ltd.	2,720,901	6,008,801
Granite REIT	85,330	3,149,823
Hang Lung Properties Ltd.	3,217,256	11,237,879
Henderson Land Development Co. Ltd.	686,418	4,836,919
Home Properties, Inc., REIT	82,143	4,991,830
Host Hotels & Resorts, Inc., REIT	390,836	6,952,972
Kenedix Realty Investment Corp., REIT	733	2,811,071
LEG Immobilien AG (a)	36,090	2,059,259
Link REIT	1,728,405	8,907,411
Macquarie Mexico Real Estate S.A. de C.V., REIT	683,000	1,691,699
Medical Properties Trust, Inc., REIT	291,623	4,327,685
Mid-America Apartment Communities, Inc., REIT	96,111	6,532,665
Mitsubishi Estate Co. Ltd.	409,135	10,046,394
Mitsui Fudosan Co. Ltd.	388,274	10,671,346
Multiplan Empreendimentos Imobiliarios S.A.	87,700	2,292,615
National Health Investors, Inc., REIT	68,710	4,278,572
NTT Urban Development Corp.	5,114	5,850,033
Plum Creek Timber Co. Inc., REIT	135,524	6,464,495
Public Storage, Inc., REIT	81,372	12,352,270
Retail Opportunity Investment Corp., REIT	247,620	3,476,585
SEGRO PLC, REIT	2,232,726	9,448,761
Simon Property Group, Inc., REIT	91,519	15,232,422
Spirit Realty Capital, Inc., REIT	104,480	2,096,914
Stockland, IEU	2,018,985	7,015,232
Sun Hung Kai Properties Ltd.	334,661	4,389,893
TAG Immobilien AG	180,390	2,074,532
Tanger Factory Outlet Centers, Inc., REIT	147,372	5,081,387
Unibail-Rodamco, REIT	39,749	9,777,364
Ventas, Inc., REIT	103,763	7,405,565
Vornado Realty Trust, REIT	99,123	7,924,884
Westfield Group, REIT	762,831	8,352,290

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Weyerhaeuser Co., REIT	169,539	$5,055,653

		$297,685,581
Telecommunications - Wireless - 0.9%
American Tower Corp., REIT	35,270	$2,745,417
Total Common Stocks		$300,430,998

Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	7,871,260	$7,871,260
Total Investments		$308,302,258

Other Assets, Less Liabilities - 1.8%		5,544,737
Net Assets - 100.0%		$313,846,995

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

5/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$142,862,418	$—	$—	$142,862,418
Japan	—	32,266,852	—	32,266,852
Hong Kong	4,836,919	24,535,183	—	29,372,102
United Kingdom	5,671,584	16,473,994	—	22,145,578
Australia	—	20,607,881	—	20,607,881
Singapore	—	11,437,869	—	11,437,869
France	9,777,364	—	—	9,777,364
Netherlands	—	8,620,376	—	8,620,376
Germany	2,059,259	4,475,538	—	6,534,797
Other Countries	16,805,761	—	—	16,805,761
Mutual Funds	7,871,260	—	—	7,871,260
Total Investments	$189,884,565	$118,417,693	$—	$308,302,258

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $68,325,333 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$247,495,898
Gross unrealized appreciation	62,572,946
Gross unrealized depreciation	(1,766,586)
Net unrealized appreciation (depreciation)	$60,806,360

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,064,702	25,894,738	(22,088,180)	7,871,260

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$912	$7,871,260

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2013, are as follows:

United States	48.8%
Japan	10.5%
Hong Kong	9.5%
United Kingdom	7.2%
Australia	6.7%
Singapore	3.7%
France	3.2%
Netherlands	2.8%
Germany	2.1%
Other Countries	5.5%

4

QUARTERLY REPORT

May 31, 2013

MFS® NEW DISCOVERY VALUE FUND

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 95.9%
Aerospace - 0.6%
Kaman Corp.	42,640	$1,445,918

Apparel Manufacturers - 2.9%
Guess?, Inc.	106,510	$3,384,888
Hanesbrands, Inc.	73,447	3,662,067

		$7,046,955
Broadcasting - 0.6%
Stroer Out-of-Home Media AG (a)	131,400	$1,469,098

Brokerage & Asset Managers - 2.9%
FXCM, Inc., “A”	192,130	$2,664,843
GFI Group, Inc.	456,194	1,856,710
NASDAQ OMX Group, Inc.	77,644	2,442,680

		$6,964,233
Business Services - 3.1%
G&K Services, Inc., “A”	50,969	$2,462,312
Global Payments, Inc.	56,760	2,722,210
Performant Financial Corp. (a)	84,500	932,035
Portfolio Recovery Associates, Inc. (a)	9,496	1,445,956

		$7,562,513
Chemicals - 1.3%
Intrepid Potash, Inc.	162,250	$3,047,055

Computer Software - 1.2%
OBIC Co. Ltd.	12,330	$3,019,474

Computer Software - Systems - 2.1%
Ingram Micro, Inc., “A” (a)	140,229	$2,679,776
NICE Systems Ltd., ADR	66,699	2,461,193

		$5,140,969
Construction - 1.0%
Lennox International, Inc.	36,592	$2,341,522

Consumer Products - 1.1%
Sensient Technologies Corp.	66,890	$2,760,550

Consumer Services - 0.6%
Grand Canyon Education, Inc. (a)	46,730	$1,500,968

Containers - 1.6%
Greif, Inc., “A”	53,516	$2,788,184
Packaging Corp. of America	23,750	1,163,750

		$3,951,934
Electronics - 7.8%
CEVA, Inc. (a)	87,730	$1,471,232
Entegris, Inc. (a)	144,980	1,510,692
Entropic Communications, Inc. (a)	422,248	1,807,221
Lattice Semiconductor Corp. (a)	283,230	1,458,635

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
M/A-COM Technology Solutions Holdings, Inc. (a)	173,380	$2,415,183
MaxLinear, Inc., “A” (a)	324,967	2,050,542
Micrel, Inc.	147,670	1,469,317
MKS Instruments, Inc.	47,530	1,337,970
Ultratech, Inc. (a)	79,360	2,893,466
Veeco Instruments, Inc. (a)	57,183	2,423,987

		$18,838,245
Energy - Independent - 1.7%
Energen Corp.	24,680	$1,337,409
SM Energy Co.	44,070	2,672,405

		$4,009,814
Engineering - Construction - 1.1%
Foster Wheeler AG (a)	113,935	$2,622,784

Entertainment - 1.0%
Cinemark Holdings, Inc.	80,985	$2,376,100

Food & Beverages - 1.0%
Pinnacle Foods, Inc.	94,490	$2,320,674

Health Maintenance Organizations - 1.0%
Centene Corp. (a)	23,600	$1,168,200
Molina Healthcare, Inc. (a)	32,180	1,216,404

		$2,384,604
Insurance - 5.4%
Allied World Assurance Co.	26,373	$2,358,010
Aspen Insurance Holdings Ltd.	60,699	2,230,081
Everest Re Group Ltd.	21,425	2,776,894
Hanover Insurance Group, Inc.	47,570	2,389,441
Symetra Financial Corp.	152,339	2,126,652
Willis Group Holdings PLC	30,070	1,174,534

		$13,055,612
Leisure & Toys - 2.0%
Brunswick Corp.	68,330	$2,293,838
Callaway Golf Co.	369,501	2,531,082

		$4,824,920
Machinery & Tools - 6.5%
Columbus McKinnon Corp. (a)	132,370	$2,799,626
Douglas Dynamics, Inc.	162,235	2,268,045
EnPro Industries, Inc. (a)	39,370	1,983,067
Herman Miller, Inc.	83,915	2,358,851
Kennametal, Inc.	63,430	2,749,056
Polypore International, Inc. (a)	60,770	2,286,167
Regal Beloit Corp.	18,860	1,273,239

		$15,718,051
Major Banks - 2.3%
Comerica, Inc.	63,360	$2,502,086
Huntington Bancshares, Inc.	394,620	3,058,305

		$5,560,391

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 4.0%
Almost Family, Inc.	96,675	$1,911,265
Community Health Systems, Inc.	39,192	1,887,879
Cross Country Healthcare, Inc. (a)	366,761	1,910,825
Health Management Associates, Inc., “A” (a)	93,840	1,294,054
MEDNAX, Inc. (a)	28,250	2,622,448

		$9,626,471
Medical Equipment - 0.9%
Teleflex, Inc.	27,473	$2,151,960

Metals & Mining - 4.2%
GrafTech International Ltd. (a)	356,020	$2,987,008
Horsehead Holding Corp. (a)	111,060	1,278,301
Iluka Resources Ltd.	260,908	2,758,686
TMS International Corp., “A”	207,310	3,144,893

		$10,168,888
Natural Gas - Distribution - 1.3%
AGL Resources, Inc.	39,437	$1,669,368
UGI Corp.	42,041	1,605,546

		$3,274,914
Network & Telecom - 0.8%
Polycom, Inc. (a)	164,600	$1,864,918

Oil Services - 4.1%
C&J Energy Services, Inc. (a)	161,410	$3,002,226
Superior Energy Services, Inc. (a)	67,540	1,801,967
Tesco Corp. (a)	250,450	3,195,742
Tidewater, Inc.	35,710	1,967,264

		$9,967,199
Other Banks & Diversified Financials - 11.2%
Aaron’s, Inc.	86,130	$2,419,392
Berkshire Hills Bancorp, Inc.	80,420	2,157,669
Brookline Bancorp, Inc.	282,735	2,397,593
CAI International, Inc. (a)	152,370	3,897,625
Cathay General Bancorp, Inc.	115,176	2,336,921
First Interstate BancSystem, Inc.	86,570	1,713,220
Glacier Bancorp, Inc.	121,770	2,367,209
PrivateBancorp, Inc.	144,150	2,790,744
Regional Management Corp. (a)	94,920	2,240,112
Sandy Spring Bancorp, Inc.	115,588	2,475,895
TCF Financial Corp.	164,270	2,365,488

		$27,161,868
Pollution Control - 1.1%
Progressive Waste Solutions Ltd.	112,576	$2,619,644

Railroad & Shipping - 1.1%
Diana Shipping, Inc. (a)	276,194	$2,797,845

Real Estate - 4.7%
BioMed Realty Trust, Inc., REIT	122,280	$2,559,320
Capstead Mortgage Corp., REIT	156,242	1,918,652

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
EPR Properties, REIT	50,608	$2,652,871
Hatteras Financial Corp., REIT	74,600	1,926,172
Select Income, REIT	82,370	2,242,935

		$11,299,950
Specialty Chemicals - 3.0%
A. Schulman, Inc.	49,792	$1,438,989
Cabot Corp.	29,400	1,203,636
Koppers Holdings, Inc.	48,866	2,011,813
Tronox Ltd., “A”	115,100	2,656,508

		$7,310,946
Specialty Stores - 4.9%
ANN, Inc. (a)	84,610	$2,595,835
Children’s Place Retail Store, Inc. (a)	52,580	2,804,091
Express, Inc. (a)	81,660	1,780,188
Gordmans Stores, Inc. (a)	116,552	1,493,031
Kirkland’s, Inc. (a)	81,530	1,219,689
Tilly’s, Inc. (a)	114,930	1,898,644

		$11,791,478
Tobacco - 1.8%
Schweitzer-Mauduit International, Inc.	89,360	$4,294,642

Trucking - 2.7%
Atlas Air Worldwide Holdings, Inc. (a)	57,290	$2,659,402
Celadon Group, Inc.	72,040	1,405,500
Marten Transport Ltd.	101,390	2,432,346

		$6,497,248
Utilities - Electric Power - 1.3%
El Paso Electric Co.	45,630	$1,633,098
Great Plains Energy, Inc.	72,877	1,644,834

		$3,277,932
Total Common Stocks		$232,068,287

Money Market Funds - 3.9%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	9,435,253	$9,435,253
Total Investments		$241,503,540

Other Assets, Less Liabilities - 0.2%		412,942
Net Assets - 100.0%		$241,916,482

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$216,942,347	$—	$—	$216,942,347
Japan	—	3,019,474	—	3,019,474
Greece	2,797,845	—	—	2,797,845
Australia	—	2,758,686	—	2,758,686
Canada	2,619,644	—	—	2,619,644
Israel	2,461,193	—	—	2,461,193
Germany	—	1,469,098	—	1,469,098
Mutual Funds	9,435,253	—	—	9,435,253
Total Investments	$234,256,282	$7,247,258	$—	$241,503,540

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $4,488,572 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity

5

Supplemental Information (unaudited) – continued

securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$206,996,148
Gross unrealized appreciation	37,207,077
Gross unrealized depreciation	(2,699,685)
Net unrealized appreciation (depreciation)	$34,507,392

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,711,634	20,496,050	(20,772,431)	9,435,253

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,301	$9,435,253

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2013

*	Print name and title of each signing officer under his or her signature.